Related Party Transactions -Business Development Agreement (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) item shares
Related Party Transaction [Line Items]
Shares Issuable Upon Exercise of Warrant | shares		16,877,907	1,937,260
Stock compensation expense		$ 8,511	$ 662
Earn Out Shares
Related Party Transaction [Line Items]
Stock compensation expense		4,338
Sales and marketing.
Related Party Transaction [Line Items]
Stock compensation expense		$ 4,682	$ 104
Finback BDA
Related Party Transaction [Line Items]
Shares Issuable Upon Exercise of Warrant | shares	2,552,913
Business development agreement term	3 years
Finback BDA | Earn Out Shares
Related Party Transaction [Line Items]
Shares earned | shares		280,410
Finback BDA | Sales and marketing.
Related Party Transaction [Line Items]
Stock compensation expense		$ 2,200
Finback BDA | Sales and marketing. | Earn Out Shares
Related Party Transaction [Line Items]
Stock compensation expense		400
Distribution agreement with Motorola
Related Party Transaction [Line Items]
Number of resellers and integration partners | item			2,000
Revenue from distributor services		600	$ 0
Accounts receivable related to distributor services		$ 1,200	$ 0